UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE


        Report for the Calendar Year of Quarter Ended: June 30, 2004



Check here if Amendment [   ]; Amendment Number:
This Amendment:         [   ] is a restatement.
                        [   ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    033 ASSET MANAGEMENT LLC
         Lawrence C. Longo, Jr
Address: 125 High Street, Suite 1405
         Oliver Street Tower
         Boston, MA  02110

Form 13F File Number: 28-06047


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Lawrence C. Longo, Jr.
Title: Chief Operating Officer
Phone: (617) 371-2015


Signature, Place, and Date of Signing:

/s/Lawrence C. Longo, Jr.    Boston, MA         August 9, 2004
-----------------------------------------------------------------
[Signature]                 [City, State]        [Date]




Report Type (Check only one.):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for the Manager: NONE

       Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value Total(thousands): 111,513


List of Other Included Managers: None

                                                                    SHRS PRN
                                                                    OR AMT                                           VOTING
                                                                    SH/PRN                    INVESTMENT   OTHER     AUTHORITY
CUSIP        NAME OF ISSUER                    CUSIP                PUT/CALL    VALUE(x$1000) DISCRECTION  MANAGERS  SOLE
-----        --------------                    -----                --------    -------------------------  --------  ----
004329108   ACCESS INTEGRATED TECHNOLOGIES        COMMON STOCK      250,000      1,022        SOLE        N/A        250,000
004930202   ACTIVISION                            COMMON STOCK       90,000      1,431        SOLE        N/A         90,000
00511R870   ACUSPHERE INC                         COMMON STOCK      224,687      1,438        SOLE        N/A        224,687
007903107   ADVANCED MICRO DEVICES                COMMON STOCK       25,000        398        SOLE        N/A         25,000
032515108   ANADIGICS INC                         COMMON STOCK       40,400        208        SOLE        N/A         40,400
090327107   BINDVIEW DEVELOPMENT CORP             COMMON STOCK      400,000      1,400        SOLE        N/A        400,000
12427M101   BUYERS UNITED INC                     COMMON STOCK    1,195,000      3,525        SOLE        N/A      1,195,000
G20045202   CENTRAL EUROPEAN MEDIA ENTERTAINMENT  COMMON STOCK      298,629      6,785        SOLE        N/A        289,629
207142100   CONEXANT SYSTEMS INC                  COMMON STOCK       15,000         65        SOLE        N/A         15,000
344159108   FOCUS ENHANCEMENTS INC                COMMON STOCK    2,143,819      3,040        SOLE        N/A      2,143,819
436233100   HOLLYWOOD MEDIA CORP                  COMMON STOCK    1,066,670      3,893        SOLE        N/A      1,066,670
462030305   IOMEGA CORP                           COMMON STOCK    2,550,800     14,233        SOLE        N/A      2,550,800
535919203   LIONS GATE ENTERTAINMENT CORP         COMMON STOCK    1,973,700     13,776        SOLE        N/A      1,973,700
560690109   MAJESCO HOLDINGS INC                  COMMON STOCK        1,800          5        SOLE        N/A      3,501,800
59862K108   MIKOHN GAMING CORP                    COMMON STOCK    1,378,558      6,658        SOLE        N/A      1,378,558
60741U101   MOBILITY ELECTRONICS INC              COMMON STOCK      865,009      7,283        SOLE        N/A        865,009
813718103   SECURED SERVICES                      COMMON STOCK    3,846,160      5,884        SOLE        N/A      3,846,160
833672108   SOCKET CORP                           COMMON STOCK      125,000        358        SOLE        N/A        125,000
83545R108   SONIC FOUNDRY INC                     COMMON STOCK    2,027,936      3,411        SOLE        N/A      2,027,936
85815M107   STEELCLOUD INC                        COMMON STOCK      275,622        744        SOLE        N/A        275,622
87929J103   TELECOMMUNICATION SYSTEMS             COMMON STOCK    1,803,634     10,245        SOLE        N/A      1,803,634
888011103   TIPPINGPOINT TECHNOLOGIES             COMMON STOCK      862,370     21,895        SOLE        N/A        862,370
98156Q108   WORLD WRESTLING ENTERTAINMENT INC     COMMON STOCK      291,600      3,718        SOLE        N/A        291,600
98950P108   ZHONE TECHNOLOGIES INC                COMMON STOCK       25,000         98        SOLE        N/A         25,000